Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Basic earnings per share
Net income	$ 12,871	$ 12,431
Net income attributable to non-controlling interests	(11)	(31)
Net income available to common shareholders	$ 12,591	$ 12,115
Weighted average number of common shares (in thousands)	1,434,779	1,443,894
Basic earnings per share (in dollars)	$ 8.78	$ 8.39
Diluted earnings per share
Net income available to common shareholders	$ 12,591	$ 12,115
Dilutive impact of exchangeable shares	15	15
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 12,606	$ 12,130
Weighted average number of common shares (in thousands)	1,434,779	1,443,894
Stock options	2,011	2,691
Issuable under other share-based compensation plans	742	742
Exchangeable shares	3,150	3,158
Average number of diluted common shares (in thousands)	1,440,682	1,450,485
Diluted earnings per share (in dollars)	$ 8.75	$ 8.36
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 12,860	$ 12,400
Preferred share dividends	$ (269)	$ (285)